Note 10 - Retirement Plans - Fair Value of Plan Assets (Details) - USD ($) $ in Thousands		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Plan Assets, Amount		$ 323,061	$ 293,121	$ 288,949
Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		70,860	42,767
Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		28,859	26,903
Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		7,505	4,451
Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		207,304	212,162
Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1]	3,457	3,485
All Other Investments [Member]
Plan Assets, Amount		5,076	3,353
Fair Value, Inputs, Level 1 [Member]
Plan Assets, Amount		70,860	42,767
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		70,860	42,767
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1]	0	0
Fair Value, Inputs, Level 1 [Member] | All Other Investments [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 2 and Level 3 [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1]	0	0
Fair Value, Inputs, Level 2 and Level 3 [Member] | All Other Investments [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Plan Assets, Amount		70,860	42,767
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		70,860	42,767
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1]	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | All Other Investments [Member]
Plan Assets, Amount		0	0
Fair Value Measured at Net Asset Value Per Share [Member]
Plan Assets, Amount	[2]	252,201	250,354
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount	[2]	0	0
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount	[2]	28,859	26,903
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount	[2]	7,505	4,451
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount	[2]	207,304	212,162
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1],[2]	3,457	3,485
Fair Value Measured at Net Asset Value Per Share [Member] | All Other Investments [Member]
Plan Assets, Amount	[2]	$ 5,076	$ 3,353

[1]	The cash/short term investments consist of a money market fund that holds individual, high quality, short duration fixed income investments, however the fund does not trade on public markets. The Company elected to consistently apply the practical expedient to all investments within common/collective trusts, and therefore, the fair value of this fund is measured at net asset value per share.
[2]	Certain investments that are measured at fair value using the net asset value (“NAV”) per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in the benefit obligations and funded status table.